SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
List Of Accounting Policies [Abstract]
Basis of preparation	Basis of preparationThese financial statements have been prepared in compliance with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB).
Basis of consolidation	Basis of consolidation
The consolidated financial statements as of December 31, 2022 include the financial statements of Selina Hospitality PLC and its subsidiaries, which share management and shareholders.
The Company exercises control over these entities. The control is obtained when the entity:
-Has power over its investment.
-Is exposed, or has the right, to variable returns derived from its participation with said entity, and
-It has the capacity to affect such returns through its power over the entity in which it invests.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. The assets, liabilities and results of the related companies acquired during the year, are included in the consolidated financial statements from the date on which the Company obtained control. The Company will continue to include such statements until the date on which the control ceases.
The consolidated financial statements present the results of the Company and its subsidiaries ("the Group") as if they form a single entity. Intercompany transactions and balances between group companies are therefore eliminated in full.
Non-controlling interest is measured at the proportional share of the identifiable net assets of the controlled entity. Changes in the group's participation in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Business combinations	Business combinations
The consolidated financial statements incorporate the results of business combinations using the acquisition method. The consideration transferred for the acquisition of a subsidiary comprises the:
-fair values of the assets transferred
-liabilities incurred to the former owners of the acquired business
-equity interests issued by the group
-fair value of any asset or liability resulting from a contingent consideration arrangement, and
-fair value of any pre-existing equity interest in the subsidiary
In the Consolidated Statement of Financial Position, the acquiree's identifiable assets, liabilities and contingent liabilities are initially recognized at their fair values as of the acquisition date. Goodwill is initially measured at cost, which represents the excess of the acquisition consideration and the amount of non- controlling interests over the net identifiable assets acquired and liabilities assumed, and any goodwill that arises is tested annually for impairment. If the cost of acquisition is less than the fair value of the net identifiable assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Statement of Profit or Loss for the period as a bargain purchase.

Transaction costs are expensed as incurred, except if related to the issuance of debt or equity securities.
The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS 3 (2008) are recognized at their fair value at the acquisition date, except:
-deferred tax assets or liabilities and liabilities or assets related to employee benefit arrangements are recognized and measured in accordance with International
Accounting Standard (IAS) 12, Income Taxes, and IAS 19, Employee Benefits, respectively;
-liabilities or equity instruments related to the replacement by the Group of an acquiree’s share based payment awards are measured in accordance with IFRS 2 Share Based Payment;
-assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and
-right of use assets and their respective liabilities, which are accounted for in accordance with IFRS 16. Right of use assets are recognized at the valuation of the corresponding lease liabilities except where exemptions apply. When lease terms are favorable compared to the market, the right of use asset valuation can exceed the value of the associated lease liability to reflect this.
Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.
Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with changes in fair value recognized in profit or loss.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

Investments in subsidiaries, associates and joint arrangements	Investments in subsidiaries, associates and joint arrangements
e.1Subsidiaries
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.
Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group.
Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.
Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and the statement of financial position, respectively.
e.2Associates
Associates are all entities over which the Group has significant influence but not control or joint control.
This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see (e.4) below) after initially being recognised at cost.
e.3Joint Arrangements
Under IFRS 11 Joint Arrangements investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.
Joint operations
The Group recognises its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses. These have been incorporated in the financial statements under the appropriate headings.
Joint ventures
Interests in joint ventures are accounted for using the equity method (see (e.4) below), after initially being recognised at cost in the consolidated statement of financial position.
e.4Equity Method
Under the equity method of accounting, the investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of the post-acquisition profits or losses of the investee in profitor loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognised as a reduction in the carrying amount of the investment.
Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the other entity.
Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities.
Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Functional currency, presentation currency and foreign currency	Functional currency, presentation currency and foreign currency
Functional and presentation currency
The consolidated financial statements are presented in US Dollars, the monetary unit of the United States of America, which is the Group’s reporting and functional currency. These financial statements are rounded to the nearest thousand dollar. The Group determines the functional currency of each Group entity, including companies accounted for under the equity method.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. At each period end, foreign currency monetary items are translated using the closing rate. Non-monetary items measured at historical cost are translated using the exchange rate at the date of the transaction and non-monetary items measured at fair value are measured using the exchange rate when fair value was determined. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than an entity’s functional currency, are recognized in the Consolidated Statement of Profit or Loss within operating expenses.
Group companies
Transactions in foreign currencies are translated to functional currency at the exchange rates ruling on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the relevant rates of exchange ruling on the last day of the period. Foreign exchange differences arising on translation is recognized in the income statement. These are taken directly to the currency translation reserve until the disposal of the net investment, at which time they are recycled against the gain or loss on disposal.
The assets and liabilities of foreign operations are translated into US dollars at the relevant rates of exchange ruling on the last day of the period. The revenues and expenses of foreign operations are translated into US dollars at average rates of exchange for the period. The exchange differences arising on retranslation are taken directly to the currency translation reserve.
On disposal of a foreign operation, the cumulative amount recognized in the currency translation reserve relating to that particular foreign operation is recycled against the gain or loss on disposal. Upon the full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive income is carried to profit or loss.

Current Purchasing Power
Current Purchasing Power
The Group applies IAS 29 Financial Reporting in Hyperinflationary Economies, which applies when an entity's functional currency is that of a hyperinflationary economy. The financial statements of an entity that reports in the currency of a hyperinflationary economy are stated in terms of the measuring unit current at the balance sheet date. Comparative figures for prior periods are restated into the same current measuring unit. Restatements are made by applying a general price index. Items such as monetary items that are already stated at the measuring unit at the balance sheet date are not restated. Other items are restated based on the change in the general price index between the date those items were acquired or incurred and the balance sheet date. A gain or loss on the net monetary position is included in net income. The restated amount of a non-monetary item is reduced, in accordance with appropriate IFRSs, when it exceeds its recoverable amount.
Fair value measurement	Fair value measurement
The Group measures financial instruments such as derivatives, at fair value at each balance sheet date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; or in the absence of a main market, in the most advantageous market for the asset or liability, independently if that price is directly observable or estimated using other techniques of valuation. The fair value of a liability reflects the risk of non-compliance.
When applicable, the Group measures fair value of a financial instrument using the quoted price in an active market for that instrument. An active market is one in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. When there is no quoted price in an active market, the Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable input data. The chosen valuation techniques incorporate all factors that markets would consider when fixing a price of a transaction.
The fair value of financial assets and liabilities traded in an active market are based on quoted prices. For all other instruments, the Group determines their fair value using other valuation techniques, including net present value, models of discounted cash flows, comparisons with similar instruments that have observable market prices, and other valuation models. The assumptions and input data used in the valuation techniques include reference rates free of risk, credit margins and other assumptions used to estimate the discount rates.
The Group measures fair value using the following hierarchy that considers the importance of the input data used for the measurement:
-Level 1 are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
-Level 2 are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
-Level 3 are unobservable inputs for the asset or liability.

Revenue recognition	Revenue recognition
IFRS 15 establishes a comprehensive framework for determining the amount and time at which revenue is recognized. Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. Determining the timing of the transfer of control – at a point in time or over time – requires judgement. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).
Rendering of goods
Revenue from sale of goods is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer.
Rendering of services
The Company’s principal business activity is the offering of lodging to the traveling public which is a service in which the customer reserves a hotel room for a set period of time and compensates the hotel with payment at the end of the stay. The secondary business activity is the serving of food & beverage (F&B) to the traveling public. And lastly, the Company provides other services to its guests to provide a full local experience (tours & transportation, retail, wellness activities and co-working).
Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company's performance. The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability. When the outcome of a transaction involving the rendering of services can be estimated reliably, revenue associated with the transaction shall be recognized over time by reference to the stage of completion of the transaction at the end of the reporting period and when the outcome of a transaction involving the rendering of goods can be estimated reliably, revenue is recognized at the point in time.
In the cases where the Company partners with third parties to provide a particular service (F&B, T&T, etc.), the Company assesses whether it acts as an agent on behalf of its partners. Accordingly, revenue is recognized for the net amount of the consideration received, after deducting the amount due to the principal. When the Company acts as principal, revenue is shown on a gross basis.
Guests frequently make advance deposits prior to their arrival at the hotel. Such deposits are recorded as a current liability until the guest’s arrival.
The Group recognizes revenue by applying the following steps:
Step 1:    Identify the contract(s) with a customer
Step 2:    Identify the performance obligations in the contract
Step 3:    Determine the transaction price
Step 4:    Allocate the transaction price to the performance obligations in the contract
Step 5:    Recognize revenue when (or as) the entity satisfies a performance obligation
IFRS 15 requires the Group to follow this 5-step approach to record revenue. Specific considerations are explained below.
OTA Packages
An exception occurs when a package is sold to the client, particularly through third-party booking agents known as OTAs (Online Travel Agents). Packaged revenues are lodging accommodations sold in conjunction with other services provided by either the property or third parties as part of a single transaction with the customer. For example, a guest could obtain accommodations, meals, spa treatment, and a rental vehicle for a single price. The Company performs the necessary analysis to ensure that revenues are appropriately allocated among departments. In the case where interdepartmental allocations are necessary (for example, where revenues have to be allocated between Rooms and Food and Beverage or other departments), the allocation is made proportionately based on stand-alone selling prices for the separate services if marketed on a standalone basis. The stand-alone selling price is the price at which a company would sell a promised good or service separately to a customer. The best evidence of a stand-alone selling price is the observable price of a good or service when the company sells that good or service separately in similar circumstances and to similar customers. The packaged revenue is then allocated based on the ratio among these stand-alone selling prices.
Such an approach is consistent with IFRS 15 as the guest uses different services from various segments and when these services are being provided, performance obligations are being met and revenue can be recognized. An entity shall recognize revenue when (or as) the entity satisfies a performance obligation by transferring a promised good or service to a customer. An entity shall consider the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (for example, some sales taxes). If a customer obtains a better price through a package than if all services (lodging, food, etc.) were purchased separately, it is reasonable to allocate this discount proportionally to operating segments (such as rooms, food & beverage, etc.) based on stand-alone selling prices.
Loyalty program
When a loyalty member stays at one of Selina’s locations, they are entitled to a certain number of “tokens” (points) that can be redeemed in the future for free nights. The tokens have an expiration date (tokens expire if unredeemed within twenty-four months from the date such Tokens are granted). The Group recognizes deferred revenue in an amount that reflects unsatisfied performance obligations, valued at the stand-alone price of the future benefit to the members.
The Company recognizes revenue as the loyalty points are redeemed. For the rest of the tokens that were not redeemed before expiration, the Company recognizes the amount that was deferred as revenue when the likelihood of the customer exercising its remaining rights becomes remote, usually upon actual expiration of the tokens (“breakage”).
Principal vs. agent
The Company engages third parties from time to time in certain of its Food & Beverage outlets at its properties, as well as in certain travel & tours, surf or wellness services provided to its guests. When a third party is involved in providing goods or services to a customer, the Company is required to determine whether the nature of its promise as a performance obligation is:
-To provide the specified goods or services itself (principal); or
-To arrange for a third party to provide those goods or services (agent).
A vendor acting as principal controls a good or service before the vendor transfers the good or service to the customer. A vendor that qualifies as a principal may satisfy a performance obligation by itself or engage another party (for example, a subcontractor) to satisfy some or all of a performance obligation on its behalf.
When the Company, in its role as a principal, satisfies a performance obligation, it recognizes revenue at the gross amount.
The obligation of an agent is to arrange for the provision of goods or services by another third party. When the Company represents an agent, and satisfies a performance obligation, it recognizes revenue as the amount of any fee or commission to which it expects to be entitled. In this case, the Company’s fee or commission might be the net amount of consideration that it retains after paying the third party the consideration received in exchange for the goods or services to be provided by that party.
The following points indicate when the Company qualifies as an agent:
-Another third party is responsible for fulfilling the contract;
-The Company does not have inventory risk;
-The Company does not have discretion in establishing prices for the other third party’s goods or services;
-The Company’s consideration is in the form of a commission; and
-The Company is not exposed to credit risk for the amount receivable from the final customer.

Government loans and grants	Government loans and grants
Government grants are recognized when there is reasonable assurance that the grants will be received, and the Group will comply with the required conditions. In 2020, the Group received certain COVID-19 governmental aids, in the form of subsidies and loans. The subsidies were delivered by the UK for a specified window for property and labor remuneration assistance. The loans granted by the Government of Peru were issued at a flat rate with deferrable payment periods for employee compensation commitments and general operating expenses. In the US, the Company received loan proceeds under the Paycheck Protection Program (“PPP”) which was established as part of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act and is administered through the Small Business Administration (“SBA”).
Grants received in the form of loans are recognized as Loans Payable in the Consolidated Statement of Financial Position. Once a loan meets the PPP’s eligibility criteria for forgiveness, the corresponding loan amount is cancelled, and a credit is taken in the Consolidated Statement of Profit or Loss within Finance Income. Grants received to compensate for certain costs are recognized as income in the Consolidated Statement of Profit or Loss on a systematic basis over the periods that the related costs are expensed.

Taxes on income	Taxes on income
Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.
Current tax
The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.
Deferred taxes
Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets have not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.
Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.
The Company applies International Financial Reporting Interpretations Committee (IFRIC) 23 to recognize and measure uncertain tax positions. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax positions within income tax expense.

Inventories	Inventories
Hotel operating inventory relates to inventory used in hotel operations, mostly food & beverage supplies.
Inventories are stated at the lower of cost and net realizable value. Cost comprises of direct materials and, where applicable, direct labor costs and overheads incurred in bringing the inventories to their present location and condition. Cost is calculated using the weighted average cost method. Net realizable value represents the estimated cost of completion and costs to sell.
At each balance sheet date, stocks are assessed for impairment. If stock is impaired, the carrying amount is reduced to its selling price less costs to complete and sell. The impairment loss is recognized immediately in profit or loss.

Non-current assets (or disposal groups) held for sale	Non-current assets (or disposal groups) held for sale
Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.
An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non- current asset (or disposal group) is recognized at the date of derecognition.
Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.
Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the Statement of Financial Position.

Property, Plant and Equipment, net	Property, Plant and Equipment, net
The Group participates in the ownership of real estate companies where it maintains properties used by related operating companies that operate in the hotel business. Said properties leased from among the Group are treated as property, plant and equipment for consolidated purposes.
The property, furniture and equipment are measured at acquisition cost less accumulated depreciation, accumulated impairment losses and any related investment grants. All the expenses necessary for the properties, plant and equipment to be used are part of the cost of acquisition.
The costs derived from daily maintenance and common repairs are recognized in the Consolidated Statement of Profit or Loss of the period. The costs derived from the replacement of important parts or pieces and strategic spare parts, are capitalized and depreciated over the rest of the useful life of the assets, based on the component approach.
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the Consolidated Statement of Profit or Loss when the asset is derecognized.
The costs of assets under construction correspond to disbursements incurred in developing or converting new hotel infrastructure projects. The costs of these assets are reclassified as property, plant and equipment within the Consolidated Statement of Financial Position once they are completed and the hotel is ready to start operating. Costs of assets under construction include capitalized expenses of unit-level development, including salaries of employees directly in charge of the development of new locations and expenses attributable to projects in progress based on a standard costing calculation.

Leases	Leases
The Group considers whether a contract is or contains a lease. A lease is defined as “a contract, or part of a contract, that conveys the right of use asset (the underlying asset) for a period of time in exchange for consideration”. To apply this definition, the Group assesses whether the contract meets three key evaluations which include whether:
-The contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Company.
-The Company has the right to substantially all of the economic benefits from use of the identified asset throughout the period of use.
-The Company assess whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.
Measurement and recognition of leases as a lessee
At lease commencement date, the Group recognizes a right-of-use asset and a lease liability on the Consolidated Statement of Financial Position. The right-of-use asset is measured at cost, which is made up of: the initial measurement of the lease liability, any initial direct costs incurred by the group, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentive received).
The Group depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the end of the useful life of the right-of-use asset or the end of the lease term. The group also assesses the right-of-use asset for impairment when such indicators exist.
At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using incremental borrowing rate appropriate for each lease.
Lease payments included in the measurement of the lease liability are made up of fixed payments, variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.
Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments. Interest is charged on the lease liability at an even rate over the carrying amount of the liability.
When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or profit and loss if the right-of-use asset is already reduced to zero.
The Group has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.
Variable lease payments that depend on an index
On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments. For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).
Variable lease payments that do not depend on an index
Variable payments other than those that depend on an index or rate were excluded from the lease liability. Accordingly, these payments are recognized in the Consolidated Statement of Profit or Loss in the period in which they occur. These include, in particular, the portion of rent which depends on a hotel’s performance, i.e. turnover rent.
Lease extension and termination options
A non-cancellable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.
In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.
Lease modifications
If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.
If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.
Rent concessions
In view of the global COVID-19 crisis, in May 2020, the IASB issued "COVID- 19-Related Rent Concessions - Amendment to IFRS 16, Leases" ("the Amendment"). The objective of the Amendment is to allow a lessee to apply a practical expedient according to which COVID-19 related rent concessions will not be accounted for as lease modifications but as variable lease payments in the period in which they are granted. The relief applies solely to lessees.
The Amendment applies only to COVID-19 related rent concessions and only if all of the following conditions are met:
-The revised future lease payments are substantially the same or less than the original lease payments immediately preceding the change;
-The reduction in lease payments relates to payments due on or before June 30, 2021; and
-No other substantive changes have been made to the terms of the lease.
The Group elected to early adopt the Amendment for COVID-19 related rent concessions granted in 2020, for all COVID-19 related rent concessions granted, until the end of that year.
The Amendment was intended to apply until June 30, 2021, but as the impact of the COVID-19 pandemic is continuing, on March 31, 2021, the IASB extended the period of application of the practical expedient to June 30, 2022. The Amendment applies to annual reporting periods beginning on or after April 1, 2021. The Group decided not to apply the practical expedient in the financial year ended December 31, 2021 and December 31, 2022.

Borrowing costs	Borrowing costsBorrowing costs that are directly attributable to the acquisition, construction or production of an asset are included in the cost of that asset. Such borrowing costs are capitalized as part of the cost of the asset when it is probable that they will result in future economic benefits to the entity and the costs can be measured reliably. Other borrowing costs are recognized as an expense in the period in which they are incurred. The borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are those borrowing costs that would have been avoided if the expenditure on the qualifying asset had not been made. When the Group borrows funds specifically for the purpose of obtaining a particular qualifying asset, the borrowing costs that directly relate to that qualifying asset can be readily identified.
Intangible assets	Intangible assets
Goodwill
Goodwill is measured as described in note 2 d. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash- generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments.
Software
Acquired and internally developed software are capitalized on the basis of the costs incurred to acquire and bring to use the specific software.
Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the group are recognized as intangible assets where the following criteria are met:
-it is technically feasible to complete the software so that it will be available for use
-management intends to complete the software and use or sell it
-there is an ability to use or sell the software
-it can be demonstrated how the software will generate probable future economic benefits
-adequate technical, financial and other resources to complete the development and to use or sell the software are available, and
-the expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include employee costs and an appropriate portion of relevant overheads. Capitalised development costs are recorded as intangible assets and amortised from the point at which the asset is ready for use. Costs are generally amortized over estimated useful lives of three to five years on a straight-line basis.
Costs associated with maintaining software programmers are recognized as an expense as incurred.
Research & Development Costs
Expenditure on the research of projects to develop new specialist IT solutions is recognized as an expense as incurred. Costs that are directly attributable to a project’s development phase are recognized as non-current assets, provided they meet the following recognition requirements:
-The development costs can be measured reliably;
-The project is technically and commercially feasible;
-The Company intends to and has sufficient resources to complete the project;
-The Company has the ability to use or sell the software;
-The IT solution will generate probable future economic benefits.
Development costs not meeting these criteria for capitalization are expensed as incurred.
Customer lists
Externally acquired customer lists are initially recorded at cost if separately acquired or fair value if acquired as part of a business combination, provided the customer lists are controlled through contractual or other legal rights, or are separable from the rest of the business, and the fair value can be reliably measured. Customer lists are amortised over their estimated useful lives (and tested for impairment if there are indicators of impairment).

Subsequent measurement	Subsequent measurement
All finite-lived assets, including capitalized internally generated development assets, are accounted for using the cost model whereby capitalized costs are amortized over a straight-line basis over their estimated useful lives. Residual values and useful lives are reviewed at each reporting date. The following useful lives are applied:
Buildings and leasehold improvements – 20 years
Furniture, fixtures, equipment – 10 years
Capitalized development costs – 5-10 years
Intangible assets – 3-5 years
Any capitalized development cost that is a part of a project that is not yet complete is not amortized and is subject to impairment testing. Write-offs of lost deal costs are recognized in profit or loss for the asset value that is not expected to be recovered.
Amortization is included within depreciation and amortization in the Consolidated Statement of Profit or Loss.
When an asset is disposed of, the gain or loss on disposal is determined as the difference between the proceeds and the carrying amount of the asset, and is recognized in profit or loss within other income or expenses.

Impairment testing of intangible assets, right of use assets and property, plant and equipment	Impairment testing of intangible assets, right of use assets and property, plant and equipment
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units). As a result, some assets are individually tested for impairments and some are tested at cash-generating unit level. Individual hotels are considered to be the smallest identifiable cash-generating units.
An impairment loss is recognized for the amount by which the asset’s (or cash- generating unit’s) carrying amount exceeds its recoverable amount which is the higher of fair value less costs of disposal and value-in-use (VIU). To determine value-in- use, management estimates expected future cash flows from each cash-generating unit and determines a suitable discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the group’s latest approved budget or business plan, adjusted as necessary to exclude the effects of future reorganizations and asset enhancements. Discount factors are determined individually for each cash-generating unit and reflect current market assessments of the time value of money and asset-specific risk factors.
Additionally, the Group recognizes impairment if it will not be proceeding with an ongoing project and is unable to recover the invested amount. In this case, project costs incurred, or unrecoverable security deposits are written off to "cost of lost deals" once the decision of discontinuing the project is made.

All assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment loss is reversed if the asset’s or cash-generating unit’s recoverable amount exceeds its carrying amount. An impairment loss is not reversed just because of the passage of time, even if the recoverable amount of the asset becomes higher than its carrying amount. Impairment losses are reversed only if there has been a change in the estimates used to determine the impairment loss, such as a change in the future cash flows (for VIU) or a change in the asset’s fair value. The amount of any reversal is restricted to increasing the relevant asset’s carrying value to the carrying value that would have been recognised if the original impairment had not occurred (that is, after taking account of normal depreciation that would have been charged if no impairment had occurred).
Financial instruments	Financial instruments
Financial assets
Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.
All cash flows from customers are solely payments of principal and interest, and do not contain a significant financing component. Financial assets generated from all of the Group’s revenue streams are therefore initially measured at their fair value, which is considered to be their transaction price, and are subsequently remeasured at amortized cost.
The Group recognizes a loss allowance for expected credit losses (ECL) on financial assets subsequently measured at amortized cost using the ‘simplified approach’. Individually significant balances are reviewed separately for impairment based on credit terms agreed with the customer. Other balances are assessed into credit risk categories and reviewed in aggregate.
Trade receivables are recognised initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognised at fair value. They are subsequently measured at amortised cost using the effective interest method, less loss allowance. Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore all classified as current. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due.
Cash and cash equivalents include cash at bank and in hand and bank deposits, together with other short-term, highly liquid investments maturing within 90 days from date of acquisition that are readily convertible into known amounts of cash that are subject to an insignificant risk of changes in value. Cash and cash equivalents are shown net of bank overdrafts that are repayable on demand and form an integral part of the Group's cash management, unless there is no right to offset with cash balances, and it will be presented as current liabilities.
Following initial recognition, financial assets are subsequently remeasured at amortized cost using the effective interest method.
Financial liabilities
The Group’s financial liabilities are overdrafts, trade and other payables including accrued expenses, and amounts owed to Group companies. Bank and other borrowings are initially recognized at fair value net of transaction costs. Gains and losses arising on the repurchase, settlement or cancellation of liabilities are recognized respectively in finance income and finance costs. Borrowing costs are recognized as an expense at the period in which they are incurred, unless they are directly attributable to the acquisition, construction or production of an asset (see Note 2q.). All interest related charges are recognized as expenses in ‘Finance Costs’ in the Consolidated Statement of Profit or Loss.
Trade payables on normal terms are not interest bearing and are stated at their fair value on initial recognition and subsequently at amortized cost.
Distinction between financial liabilities and equity instruments
The Group classifies financial instruments or its component parts, on initial recognition, as a financial liability; a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument. The substance of a financial instrument, rather than its legal form, governs its classification on the entity's Consolidated Statement of Financial Position. Some financial instruments might take the legal form of equity but are liabilities in substance and others may combine features associated with equity instruments and features associated with financial liabilities. The Group differentiates a financial liability from an equity instrument by assessing the existence of a contractual obligation of one party to the financial instrument (the issuer) either to deliver cash or another financial asset to the other party (the holder) or to exchange financial assets or financial liabilities with the holder under conditions that are potentially unfavorable to the issuer.
Convertible Notes
Convertible notes which contain both a note liability component and an embedded derivative are either separated into different components or designated at fair value through profit or loss (FVTPL) as a whole. Should the convertible notes instrument be bifurcated, this separation is performed by first determining the fair value of the derivatives and then the value of the note liability component. In case of conversion and redemption component, their fair value is the difference in the fair value of the convertible note and equivalent non- convertible liability. The Group allocates the principal amount of its convertible notes to the conversion and redemption features and the warrants instrument, both are classified as financial liabilities and are recognized and subsequently measured at fair value. The note liability instrument is initially recognized at fair value, and subsequently measured at amortized cost. Should the convertible notes instrument be designated at (FVTPL) as a whole, the note liability component and the derivatives, are both classified as financial liabilities and are recognized and subsequently measured at fair value through profit or loss each reporting period. The warrant features and the warrant instrument are classified as financial liabilities and are recognized and subsequently measured at fair value.
Warrants
According to IAS 32, derivatives which will be settled only by the issuer exchanging fixed amounts of cash to fixed numbers of the Company's ordinary shares will be classified as equity. Otherwise, the instrument should be classified as a financial liability. Therefore, the Group has classified all warrants as a financial liability. The warrant instrument is initially recognized at fair value, and subsequently measured at fair value.
Security deposits
A security deposit is money that is given to a landlord, lender, or seller of a property as proof of intent to care for the building. A security deposit is intended as a measure of security for the recipient, and can also be used to pay for damages or lost property. These deposits are refundable at the end of lease. The security deposits are accounted for separately as a non-current asset, initially at fair value on the basis that they do not meet the definition of a right of use asset under IFRS 16. Security deposits expressed in a currency different than the subsidiary’s functional currency are monetary items and are subject to foreign exchange revaluation. Security deposits are reviewed for recoverability and if a security deposit is estimated not to be recoverable, an impairment write-off is recognized.

Provisions for liabilities	Provisions for liabilities
Provisions are made where an event has taken place that gives the Group a legal or constructive obligation that probably requires settlement by a transfer of economic benefit, and a reliable estimate can be made of the amount of the obligation.
Provisions are charged as an expense to the Consolidated Statement of Profit or Loss in the year that the Group becomes aware of the obligation, and are measured at the best estimate at the Consolidated Statement of Financial Position date of the expenditure required to settle the obligation, taking into account relevant risks and uncertainties. When payments are eventually made, they are charged to the provision carried in the Consolidated Statement of Financial Position.

Employee benefit liabilities	Employee benefit liabilities
Short-term employee benefits
Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.
Post-employment benefits
The plans are normally financed by contributions to a separately administered fund and are classified as defined contribution plans. The Group has defined contribution plans under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

Equity	Equity
Common stock capital represents the nominal value of shares that have been issued. Additional paid-in capital consists of share premium reduced by direct costs of equity raised and equity on stock compensation (refer to Note 2aa.). Share premium includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.
Currency translation adjustment represents a reserve that records the movement in exchange differences arising from the translation of foreign operations.
Retained earnings / (Accumulated deficit) represents the amount of net income left over for the business after it has paid out dividends to its shareholders.

Segment reporting	Segment reportingOperating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision-Maker ("CODM"), the Group's CEO, who is responsible for allocating resources and assessing performance of the operating segments. The CODM evaluates and examines Selina's business activity and its performance by analyzing its operations in each country, therefore each country is determined to be an operating segment. Operating segments which exhibited similar economic characteristics were aggregated by their main regions, resulting in the following reportable segments: Mexico, South America, North America (the U.S.), Central America, Europe & Africa, Israel and Asia Pacific (APAC). Within each operating segment, the CODM also reviews the Revenue and Gross Operating Profit (GOP) performance of its three main hotel operating product lines: Rooms, Food and Beverage (F&B) and Other (mainly includes tours & transportation, retail, wellness activities and co-working). In addition, Remote Year, a separate business activity with a different source of income and operating model, is reported as a separate operating segment.
Loss per share	Loss per shareLoss per share is calculated by dividing the loss attributable to Company shareholders by the weighted number of outstanding ordinary shares during the period. Potential ordinary shares are only included in the computation of diluted loss per share when their conversion increases loss per share or decreases income per share. Potential ordinary shares that are converted during the period are included in diluted loss per share only until the conversion date.
Share-based compensation	Share-based compensation
Equity-settled transactions
The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at the grant date. The fair value is determined using acceptable option pricing models.
The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period in which the performance and/or service conditions are to be satisfied, ending on the date in which the relevant employees become entitled to the award ("the vesting period"). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group's best estimate of the number of equity instruments that will ultimately vest.
No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.
If the Group modifies the conditions in which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.
If a grant of an equity instrument is canceled, it is accounted for as if it had vested on the cancellation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the cancelled grant and is identified as a replacement grant on the grant date, the cancelled and new grants are accounted for as a modification of the original grant, as described above.
Cash-settled transactions
The cost of cash-settled share grant transactions is measured at fair value on the grant date using an acceptable option pricing model. The fair value is recognized as an expense over the vesting period and a corresponding liability is recognized. The liability is remeasured at each reporting date until settled at fair value with any changes in fair value recognized in profit or loss.

Rounding of amounts	Rounding of amountsAll amounts disclosed in the financial statements and notes have been rounded off to the nearest thousands currency units unless otherwise stated.